Related party transactions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Index Ventures
Disclosure of transactions between related parties [line items]
Loans outstanding		£ 0.8
Income from investment	£ 2.3
Medicxi Ventures I Limited Partner
Disclosure of transactions between related parties [line items]
Loans outstanding		2.3
Income from investment	62.0	15.3
Kurma Biofund II FCPR
Disclosure of transactions between related parties [line items]
Income from investment	£ 2.3